REVENUE (Details - Contract liabilities)	9 Months Ended
Sep. 30, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 0
Revenue recognized from amounts acquired through business acquisition	1,439,505
Ending Balance	$ 2,699,688